Offerings	Feb. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 8,300,000.00
Amount of Registration Fee	$ 1,146.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $8,300,000.00.

Pursuant to Rule 416 of the Securities Act, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $8,300,000.00. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $8,300,000.00. No separate fee is required pursuant to Rule 457(g) under the Securities Act.